5. PROPERTY AND EQUIPMENT (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Property And Equipment Details Narrative
Depreciation	$ 15	$ 22